Income Tax/ Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Deferred Tax
Income Tax / Deferred Tax - Components of (Loss)/ Income (Table)

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Argentina	$166	$(3,781)	$(12,939)
Paraguay	2,959	(5,539)	(10,235)
Uruguay	42,373	39,160	12,835
Panama	(22,818)	(34,283)	(47,055)
Marshall Islands	(1,757)	(1,618)	(3,356)
Brazil	(78)	(100)	(399)
Total profit/ (loss) before income taxes and noncontrolling interest	$20,845	$(6,161)	$(61,149)

Income Tax / Deferred Tax - Tax (Expense) / Benefit (Table)

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Current	(1,891)	(16)	(2,504)
Deferred	(5,195)	2,093	(1,511)
Total Argentina	$(7,086)	$2,077	$(4,015)
Current	—	(8)	1
Deferred	—	(4)	5
Total Brasil	$—	$(12)	$6
Current	(157)	(110)	(206)
Deferred	179	(236)	(373)
Total Paraguay	$22	$(346)	$(579)
Current	—	—	—
Deferred	—	—	(642)
Total Uruguay	—	—	(642)
Total income tax (expense)/ benefit	$(7,064)	$1,719	$(5,230)

Income Tax / Deferred Tax - Loss from Income Taxes (Table)

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Benefit/ (expense) before income taxes and noncontrolling interest	$20,845	$(6,161)	$(61,149)
Panama, Marshall Islands, Uruguay Port/Barge (not taxed)	$(17,798)	$(3,259)	$40,145
Net profit/(loss) subject to income taxes	$3,047	$(9,420)	$(21,004)

Income Tax / Deferred Tax - Reconciliation of Taxes (Table)

	December 31, 2023	December 31, 2022	December 31, 2021
Income tax calculated at the tax rates applicable to profits in the respective countries (expense)/benefit	$(328)	$1,693	$5,012
Tax effect of amounts which are not (deductible)/taxable in calculating taxable income
Allocation of parent company expenses, not deductible for local income tax	$(1,831)	$(532)	$(4,231)
Foreign exchange losses/gains in $, not (deductible)/taxable for local income tax	$723	$756	$874
Impact of changes in local income tax rate on future years deferred tax, not taxable for local income tax	$—	$—	$(2,112)
Effects of exchange rate changes and tax indexing related to non monetary assets and others	$(5,628)	$(198)	$(4,773)
Total income tax (expense)/ benefit	$(7,064)	$1,719	$(5,230)

Income Tax / Deferred Tax - Deferred Income Taxes (Table)

	December 31, 2023	December 31, 2022
Deferred income tax assets:
Property, plant and equipment, net	—	390
Total current deferred income tax assets	$—	$390
Deferred income tax assets:
Future deductible differences	88	68
Property, plant and equipment, net	—	942
Total non-current deferred income tax assets	$88	$1,010
Total deferred income tax assets	$88	$1,400
Deferred income tax liability:
Property, plant and equipment, and leases, net	$(66)	$—
Total current deferred income tax liability	$(66)	$—
Deferred income tax liability:
Intangible assets	(2,493)	(3,117)
Property, plant and equipment, net	(10,349)	(4,117)
Tax inflation adjustment in Argentina	(80)	(485)
Other	(670)	(2,243)
Total deferred income tax liability	$(13,592)	$(9,962)
Net deferred income tax liability	$(13,570)	$(8,562)

Income Tax / Deferred Tax - Deferred Income Tax Assets (Table)

Deferred income tax assets	Future deductible differences	Property, plant and equipment	Total Deferred Income Tax Assets
At January 1, 2021	$691	$—	$691
Variance of nondeductible unpaid intercompany balances	(466)	—	(466)
Nondeductible impact of vessel impairment	(642)	—	(642)
Changes in income tax rate	80	—	80
Other	419	—	419
At December 31, 2021	$82	$—	$82
Future deductible CPI adjusted tax depreciations	—	1,332	1,332
Other	(14)	—	(14)
At December 31, 2022	$68	$1,332	$1,400
Variance of non deductible unpaid intercompany balances	1,228	—	1,228
Future deductible CPI adjusted tax depreciations	—	(1,332)	(1,332)
Tax inflation adjustment in Argentina	(80)	—	(80)
Other	(71)	—	(71)
Reclassification to Deferred Tax Liabilities	(1,057)	—	(1,057)
At December 31, 2023	$88	$—	$88

Income Tax / Deferred Tax - Deferred Income Tax Liabilities (Table)

Deferred income tax liabilities	Intangible Assets	Property, Plant, and Equipment and leases, net	Other deferred tax liabilities	Total Deferred Income Tax Liabilities
At January 1, 2021	$(3,299)	$(3,154)	$(2,130)	$(8,583)
Depreciations and Amortizations	488	82	—	570
Changes in income tax rate	(929)	(1,183)	—	(2,112)
Tax inflation adjustment in Argentina	—	—	477	477
Other	—	—	(847)	(847)
At December 31, 2021	$(3,740)	$(4,255)	$(2,500)	$(10,495)
Depreciations and Amortizations	623	138	—	761
Tax inflation adjustment in Argentina	—	—	834	834
Other	—	—	(1,062)	(1,062)
At December 31, 2022	$(3,117)	$(4,117)	$(2,728)	$(9,962)
Depreciations and Amortizations	624	137	—	761
Impact of CPI adjusted Fixed Assets tax depreciations	—	(6,435)	—	(6,435)
Reclassification from Deferred Tax Assets	—	—	1,057	1,057
Other	—	—	921	921
At December 31, 2023	$(2,493)	$(10,415)	$(750)	$(13,658)